Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 43,886,026	$ 33,135,718
Less: Allowance for ECL	(91,090)	(7,465,561)
Accounts receivable, net	$ 43,794,936	$ 25,670,157